Document and Entity Information	Sep. 21, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 21, 2021
Entity Registrant Name	Waterstone Financial, Inc.
Entity Incorporation, State or Country Code	MD
Entity File Number	001-36271
Entity Tax Identification Number	90-1026709
Entity Address, Address Line One	11200 West Plank Ct
Entity Address, City or Town	Wauwatosa
Entity Address, State or Province	WI
Entity Address, Postal Zip Code	53226
City Area Code	414
Local Phone Number	761-1000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001569994
Title of 12(b) Security	Common Stock, $0.01 Par Value
Trading Symbol	WSBF
Security Exchange Name	NASDAQ